Not FDIC Insured May Lose Value No Bank Guarantee
TLGIM-Q1PH

Statement of Investments (un-
audited)
Templeton Global Income Fund 2
Notes to Financial Statements 15

Templeton Global Income Fund
Statement of Investments (unaudited), March 31, 2021
Quarterly Statement of Investments See Notes to Statement of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 72.0%
Argentina 2.0%
a,b
Argentina BONCER ,
Index Linked, 1.1%, 4/17/21 ....... 128,609,036 ARS $ 883,518
Index Linked, 1%, 8/05/21 ........ 69,198,592 ARS 478,467
Index Linked, 1.664%, 3/18/22 ..... 676,158,885 ARS 4,659,452
Index Linked, 1.3%, 9/20/22 ....... 6,047,991 ARS 41,683
Index Linked, 1.937%, 3/25/23 ..... 395,816,084 ARS 2,625,562
Index Linked, 2.075%, 3/25/24 ..... 395,816,094 ARS 2,418,248
b,c
Argentina Bonos del Tesoro Nacional en
Pesos Badlar, FRN, 36.119%, (ARS
BADLAR + 2%), 4/03/22 ......... 20,588,000 ARS 135,662
b
Argentina Government Bond ,
18.2%, 10/03/21 ................ 252,627,000 ARS 1,596,134
16%, 10/17/23 ................. 283,431,000 ARS 1,124,475
15.5%, 10/17/26 ................ 512,895,000 ARS 1,424,604
15,387,805
China 4.5%
China Government Bond, 2.93%,
12/10/22 ..................... 228,000,000 CNY 34,912,855
Colombia 4.3%
Colombia Government Bond ,
Senior Bond, 7.75%, 4/14/21 ...... 983,000,000 COP 269,613
Senior Bond, 4.375%, 3/21/23 ..... 149,000,000 COP 41,684
Senior Bond, 9.85%, 6/28/27 ...... 237,000,000 COP 80,297
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 4,020,500,000 COP 1,151,281
B, 10%, 7/24/24 ................ 73,279,000,000 COP 23,410,791
B, 7.5%, 8/26/26 ............... 9,469,300,000 COP 2,796,980
B, 6%, 4/28/28 ................. 13,320,000,000 COP 3,559,576
B, 7.75%, 9/18/30 .............. 9,129,700,000 COP 2,624,144
33,934,366
Ecuador 0.9%
d
Ecuador Government Bond ,
Senior Note, 144A, 0.5%, 7/31/30 .. 1,126,000 661,536
Senior Bond, 144A, 0.5%, 7/31/35 .. 7,827,000 3,561,363
Senior Bond, 144A, 0.5%, 7/31/40 .. 6,783,000 2,933,716
7,156,615
Ghana 3.9%
Ghana Government Bond ,
16.25%, 5/17/21 ................ 2,040,000 GHS 353,548
24.5%, 6/21/21 ................ 50,000 GHS 8,803
24.75%, 7/19/21 ................ 360,000 GHS 63,807
18.75%, 1/24/22 ................ 8,600,000 GHS 1,522,227
17.6%, 11/28/22 ................ 150,000 GHS 26,407
Senior Note, 17.6%, 2/20/23 ...... 9,670,000 GHS 1,700,394
18.85%, 9/28/23 ................ 12,850,000 GHS 2,307,362
Senior Note, 17.7%, 3/18/24 ...... 47,140,000 GHS 8,207,906
19.75%, 3/25/24 ................ 8,520,000 GHS 1,550,951
21.7%, 3/17/25 ................ 12,110,000 GHS 2,289,191
19.25%, 6/23/25 ................ 7,340,000 GHS 1,305,779
Senior Note, 18.3%, 3/02/26 ...... 11,230,000 GHS 1,932,391
19%, 11/02/26 ................. 25,560,000 GHS 4,467,380

Templeton Global Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana (continued)
Ghana Government Bond, (continued)
19.75%, 3/15/32 ................ 25,560,000 GHS $ 4,461,554
30,197,700
India 4.5%
India Government Bond ,
8.79%, 11/08/21 ................ 160,500,000 INR 2,260,818
Senior Note, 5.22%, 6/15/25 ...... 117,000,000 INR 1,580,795
7.59%, 1/11/26 ................. 1,433,000,000 INR 20,981,366
7.27%, 4/08/26 ................ 79,000,000 INR 1,142,094
8.33%, 7/09/26 ................ 624,000,000 INR 9,340,927
35,306,000
Indonesia 11.8%
Indonesia Government Bond ,
FR34, 12.8%, 6/15/21 ........... 64,492,000,000 IDR 4,523,409
FR53, 8.25%, 7/15/21 ........... 144,200,000,000 IDR 10,064,606
FR61, 7%, 5/15/22 .............. 52,869,000,000 IDR 3,770,715
FR35, Senior Bond, 12.9%, 6/15/22 . 42,438,000,000 IDR 3,238,896
FR43, 10.25%, 7/15/22 .......... 4,826,000,000 IDR 357,606
FR63, 5.625%, 5/15/23 .......... 436,562,000,000 IDR 30,517,262
FR46, 9.5%, 7/15/23 ............ 11,430,000,000 IDR 862,347
FR39, 11.75%, 8/15/23 .......... 2,703,000,000 IDR 213,062
FR70, 8.375%, 3/15/24 .......... 104,477,000,000 IDR 7,754,603
FR44, 10%, 9/15/24 ............. 1,618,000,000 IDR 126,243
FR81, 6.5%, 6/15/25 ............ 197,781,000,000 IDR 13,964,087
FR86, 5.5%, 4/15/26 ............ 251,420,000,000 IDR 17,015,205
92,408,041
Mexico 9.9%
Mexican Bonos Desarr Fixed Rate ,
M, 6.5%, 6/10/21 ............... 992,886,000 MXN 48,730,170
M, Senior Note, 7.25%, 12/09/21 ... 297,180,000 MXN 14,798,602
M, 6.5%, 6/09/22 ............... 232,730,000 MXN 11,613,796
M, Senior Bond, 8%, 12/07/23 ..... 44,550,000 MXN 2,325,349
77,467,917
Norway 4.1%
d
Norway Government Bond ,
144A, Reg S, 3.75%, 5/25/21 ...... 32,042,000 NOK 3,764,930
144A, Reg S, 2%, 5/24/23 ........ 102,083,000 NOK 12,306,545
144A, Reg S, 3%, 3/14/24 ........ 85,878,000 NOK 10,705,283
144A, Reg S, 1.75%, 3/13/25 ...... 28,937,000 NOK 3,492,447
144A, Reg S, 1.5%, 2/19/26 ....... 17,165,000 NOK 2,050,577
32,319,782
Oman 1.3%
d
Oman Government Bond, Senior Bond,
144A, 4.75%, 6/15/26 ............ 9,680,000 9,962,317
Russia 4.7%
Russia Government Bond, 7%, 8/16/23 2,700,000,000 RUB 36,640,507
South Korea 16.9%
Korea Monetary Stabilization Bond,
1.18%, 8/02/21 ................ 2,322,000,000 KRW 2,063,165
Korea Treasury Bond ,
1.375%, 9/10/21 ................ 3,483,000,000 KRW 3,099,455

Templeton Global Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
South Korea (continued)
Korea Treasury Bond, (continued)
2%, 12/10/21 .................. 4,254,000,000 KRW $ 3,808,766
2.25%, 9/10/23 ................ 19,359,000,000 KRW 17,643,222
1.375%, 9/10/24 ................ 11,135,070,000 KRW 9,887,051
3%, 9/10/24 ................... 5,310,000,000 KRW 4,971,955
1.875%, 6/10/26 ................ 50,619,000,000 KRW 45,277,573
1.375%, 12/10/29 ............... 54,033,500,000 KRW 45,729,381
132,480,568
Sri Lanka 0.3%
d
Sri Lanka Government Bond ,
Senior Note, 144A, 5.75%, 4/18/23 .. 200,000 137,530
Senior Note, 144A, 6.35%, 6/28/24 .. 200,000 129,382
Senior Bond, 144A, 6.85%, 11/03/25 490,000 310,297
Senior Bond, 144A, 6.2%, 5/11/27 .. 2,720,000 1,678,485
Senior Bond, 144A, 6.75%, 4/18/28 . 210,000 129,557
Senior Bond, 144A, 7.85%, 3/14/29 . 299,000 184,803
2,570,054
Supranational 1.2%
e
Inter-American Development Bank,
Senior Bond, 7.5%, 12/05/24 ...... 185,000,000 MXN 9,522,470
Turkey 1.7%
Turkey Government Bond ,
13.9%, 11/09/22 ................ 56,290,000 TRY 6,421,301
12.2%, 1/18/23 ................ 3,790,000 TRY 418,577
7.1%, 3/08/23 ................. 16,150,000 TRY 1,609,583
16.2%, 6/14/23 ................ 20,020,000 TRY 2,332,276
8.8%, 9/27/23 ................. 10,390,000 TRY 1,024,191
10.4%, 3/20/24 ................ 880,000 TRY 87,598
12.6%, 10/01/25 ................ 9,710,000 TRY 971,270
12,864,796
Total Foreign Government and Agency Securities (Cost $633,100,887) ............
563,131,793
U.S. Government and Agency Securities 8.5%
United States 8.5%
U.S. Treasury Notes ,
1.125%, 9/30/21 ................ 2,737,000 2,751,648
1.5%, 9/30/21 ................. 10,907,000 10,986,793
2.125%, 12/31/21 ............... 3,094,000 3,141,974
1.5%, 10/31/24 ................ 2,110,000 2,182,655
1.5%, 11/30/24 ................. 2,600,000 2,688,918
2%, 2/15/25 ................... 2,530,000 2,665,444
2.125%, 5/15/25 ................ 3,030,000 3,208,190
2.875%, 5/31/25 ................ 2,520,000 2,746,062
2.625%, 12/31/25 ............... 14,555,000 15,753,229
1.625%, 2/15/26 ................ 7,870,000 8,141,146
2.125%, 5/31/26 ................ 3,594,000 3,803,252
1.625%, 10/31/26 ............... 7,870,000 8,100,105
66,169,416
Total U.S. Government and Agency Securities (Cost $65,584,993) .................
66,169,416
Total Long Term Investments (Cost $698,685,880) ...............................
629,301,209

Templeton Global Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased 0.8%
Calls - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
81.00 JPY, Expires 4/29/21 ....... 1 5,660,000 AUD $ 167,626
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
81.00 JPY, Expires 6/21/21 ....... 1 8,707,000 AUD 294,373
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
84.15 JPY, Expires 6/18/21 ....... 1 9,003,000 AUD 124,315
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
84.75 JPY, Expires 6/24/21 ....... 1 8,395,000 AUD 97,327
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 86.50 JPY, Expires 12/20/21 .. 1 6,752,000 AUD 107,017
Foreign Exchange AUD/USD,
Counterparty MSCO, April Strike Price
$0.75, Expires 4/16/21 ........... 1 1,789,000 AUD 17,699
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 107.45 JPY, Expires 2/23/22 .. 1 5,966,000 246,654
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
115.95 JPY, Expires 8/11/21 ....... 1 17,616,000 46,897
Foreign Exchange USD/MXN,
Counterparty MSCO, September
Strike Price 21.57 MXN, Expires
9/15/21 ...................... 1 2,841,000 78,578
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
21.65 MXN, Expires 8/20/21 ....... 1 13,592,000 310,552
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
21.65 MXN, Expires 8/20/21 ....... 1 4,955,000 113,213
Foreign Exchange USD/MXN,
Counterparty MSCO, September
Strike Price 22.06 MXN, Expires
9/27/21 ...................... 1 15,330,000 356,963
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
22.26 MXN, Expires 8/02/21 ....... 1 7,547,000 108,209
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 22.36 MXN, Expires 12/28/21 . 1 11,150,000 341,551
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
22.83 MXN, Expires 6/09/21 ....... 1 2,350,000 10,663
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
24.81 MXN, Expires 6/30/21 ....... 1 11,526,000 24,744
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 25.55 MXN, Expires 12/22/22 . 1 7,723,000 279,346
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 25.55 MXN, Expires 12/22/22 . 1 7,723,000 279,346

Templeton Global Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 2,917,000 $ 157,317
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 2,917,000 157,317
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 5,448,000 293,817
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.19 MXN, Expires 8/29/24 .. 1 7,049,000 394,492
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.71 MXN, Expires 8/09/24 .. 1 7,049,000 362,656
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 29.73 MXN, Expires 12/07/21 . 1 10,182,000 30,053
4,400,725
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
58.95 JPY, Expires 6/21/21 ....... 1 11,609,000 AUD 460
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
69.20 JPY, Expires 6/24/21 ....... 1 8,771,000 AUD 3,065
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
69.20 JPY, Expires 6/24/21 ....... 1 5,160,000 AUD 1,803
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
71.00 JPY, Expires 4/29/21 ....... 1 15,093,000 AUD 312
Foreign Exchange AUD/JPY,
Counterparty CITI, July Strike Price
71.10 JPY, Expires 7/15/21 ....... 1 1,877,000 AUD 1,860
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
71.44 JPY, Expires 6/21/21 ....... 1 11,609,000 AUD 6,144
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 75.00 JPY, Expires 12/20/21 .. 1 13,504,000 AUD 99,693
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
76.20 JPY, Expires 6/18/21 ....... 1 18,005,000 AUD 28,225
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
78.40 JPY, Expires 6/24/21 ....... 1 20,988,000 AUD 65,285
Foreign Exchange AUD/JPY,
Counterparty CITI, July Strike Price
78.50 JPY, Expires 7/15/21 ....... 1 7,506,000 AUD 33,803
Foreign Exchange AUD/USD,
Counterparty MSCO, April Strike Price
$0.67, Expires 4/16/21 ........... 1 3,483,000 AUD 32

Templeton Global Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
102.65 JPY, Expires 8/11/21 ....... 1 26,440,000 $ 46,266
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
18.83 MXN, Expires 6/21/21 ....... 1 11,252,000 28,892
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
19.23 MXN, Expires 8/20/21 ....... 1 3,716,000 31,641
Foreign Exchange USD/MXN,
Counterparty MSCO, July Strike Price
19.30 MXN, Expires 7/13/21 ....... 1 8,620,000 61,646
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
19.35 MXN, Expires 8/02/21 ....... 1 2,642,000 23,183
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.43 MXN, Expires 8/30/21 .. 1 5,287,000 59,773
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 1,458,000 39,885
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 2,725,000 74,545
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 1,458,000 39,885
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.88 MXN, Expires 8/11/21 .. 1 5,287,000 89,066
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
20.26 MXN, Expires 4/28/21 ....... 1 9,967,000 111,598
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
20.38 MXN, Expires 5/20/21 ....... 1 18,122,000 331,577
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
21.15 MXN, Expires 8/20/21 ....... 1 4,764,000 232,825
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
22.83 MXN, Expires 6/09/21 ....... 1 2,350,000 267,011
1,678,475
Total Options Purchased (Cost $9,444,158) .....................................
6,079,200
Short Term Investments 23.6%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 9.5%
Argentina 0.1%
a,b,f
Argentina Letras de la Nacion Argentina
con Ajuste por CER ,
Index Linked, 5/21/21 ............ 64,728,627 ARS 444,912

Templeton Global Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

Short Term Investments
(continued)
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Argentina (continued)
a,b,f
Argentina Letras de la Nacion Argentina
con Ajuste por CER, (continued)
Index Linked, 9/13/21 ............ 35,143,660 ARS $ 243,558
Index Linked, 2/28/22 ............ 19,623,843 ARS 135,458
823,928
Egypt 1.9%
f
Egypt Treasury Bills ,
8/10/21 ...................... 208,000,000 EGP 12,681,081
8/31/21 ...................... 22,500,000 EGP 1,361,416
9/28/21 ...................... 12,600,000 EGP 754,987
14,797,484
Japan 7.5%
f
Japan Treasury Bills ,
4/12/21 ...................... 94,200,000 JPY 850,782
6/16/21 ...................... 293,850,000 JPY 2,654,452
8/10/21 ...................... 381,000,000 JPY 3,442,304
8/25/21 ...................... 2,577,300,000 JPY 23,286,926
11/22/21 ..................... 1,475,950,000 JPY 13,340,178
12/20/21 ..................... 1,690,550,000 JPY 15,281,440
58,856,082
Total Foreign Government and Agency Securities (Cost $77,278,263) ..............
74,477,494
Industry Shares
Money Market Funds 14.1%
United States 14.1%
g,h
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 110,631,574 110,631,574
Total Money Market Funds (Cost $110,631,574) .................................
110,631,574
a a a a a
Total Short Term Investments (Cost $187,909,837 ) ...............................
185,109,068
a a a
a
Total Investments (Cost $896,039,875) 104.9% ..................................
$820,489,477
Options Written (0.8)% .......................................................
(6,554,767)
Other Assets, less Liabilities (4.1)% ...........................................
(31,773,494)
Net Assets 100.0% ...........................................................
$782,161,216
a a a
a
Number of
Contracts
Notional
Amount
#
Options Written (0.8)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
76.80 JPY, Expires 4/29/21 ....... 1 11,319,000 AUD (748,454)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
78.00 JPY, Expires 6/21/21 ....... 1 8,707,000 AUD (500,854)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
80.50 JPY, Expires 6/18/21 ....... 1 9,003,000 AUD (336,071)

Templeton Global Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 81.20 JPY, Expires 12/20/21 .. 1 6,752,000 AUD $ (287,194)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
82.45 JPY, Expires 6/24/21 ....... 1 16,791,000 AUD (403,732)
Foreign Exchange AUD/USD,
Counterparty MSCO, April Strike Price
$0.72, Expires 4/16/21 ........... 1 1,193,000 AUD (43,498)
Foreign Exchange AUD/USD,
Counterparty HSBK, May Strike Price
$0.78, Expires 5/05/21 ........... 1 2,978,000 AUD (9,944)
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
109.90 JPY, Expires 8/11/21 ....... 1 26,440,000 (508,845)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
21.15 MXN, Expires 8/20/21 ....... 1 4,764,000 (143,231)
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
21.90 MXN, Expires 4/30/21 ....... 1 3,019,000 (8,477)
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
22.48 MXN, Expires 5/20/21 ....... 1 9,061,000 (31,434)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
22.53 MXN, Expires 6/30/21 ....... 1 3,840,000 (32,344)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 22.75 MXN, Expires 12/22/22 . 1 2,317,000 (153,748)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 22.75 MXN, Expires 12/22/22 . 1 2,317,000 (153,748)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
23.43 MXN, Expires 8/20/21 ....... 1 4,955,000 (45,615)
Foreign Exchange USD/MXN,
Counterparty MSCO, September
Strike Price 23.60 MXN, Expires
9/27/21 ...................... 1 10,380,000 (121,064)
Foreign Exchange USD/MXN,
Counterparty MSCO, September
Strike Price 24.20 MXN, Expires
9/15/21 ...................... 1 1,716,000 (14,001)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
24.62 MXN, Expires 8/02/21 ....... 1 1,887,000 (8,239)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
25.22 MXN, Expires 8/20/21 ....... 1 4,531,000 (18,903)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 25.33 MXN, Expires 12/28/21 . 1 7,140,000 (79,192)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 26.61 MXN, Expires 8/30/21 .. 1 5,287,000 (14,412)

Templeton Global Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 27.38 MXN, Expires 8/11/21 .. 1 5,287,000 $ (8,715)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 27.93 MXN, Expires 12/07/21 . 1 3,394,000 (15,666)
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
30.36 MXN, Expires 6/09/21 ....... 1 2,350,000 (177)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 1,458,000 (26,438)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 1,458,000 (26,438)
(3,740,434)
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
64.86 JPY, Expires 6/21/21 ....... 1 17,414,000 AUD (2,227)
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
66.00 JPY, Expires 4/29/21 ....... 1 7,546,000 AUD (27)
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 68.40 JPY, Expires 12/20/21 .. 1 6,752,000 AUD (20,799)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
71.60 JPY, Expires 6/18/21 ....... 1 18,005,000 AUD (9,168)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
75.60 JPY, Expires 6/24/21 ....... 1 10,494,000 AUD (16,000)
Foreign Exchange AUD/JPY,
Counterparty CITI, July Strike Price
75.90 JPY, Expires 7/15/21 ....... 1 7,506,000 AUD (19,261)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 95.85 JPY, Expires 2/23/22 ... 1 5,966,000 (14,939)
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
98.00 JPY, Expires 8/11/21 ........ 1 8,823,000 (5,124)
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
19.59 MXN, Expires 4/28/21 ....... 1 9,967,000 (23,073)
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
19.61 MXN, Expires 6/09/21 ....... 1 2,350,000 (17,688)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
19.79 MXN, Expires 6/21/21 ....... 1 11,252,000 (129,135)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
19.86 MXN, Expires 8/20/21 ....... 1 7,433,000 (126,135)

Templeton Global Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Puts - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 19.92 MXN, Expires 12/28/21 . 1 6,270,000 $ (146,960)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 19.93 MXN, Expires 12/22/22 . 1 2,317,000 (65,081)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 19.93 MXN, Expires 12/22/22 . 1 2,317,000 (65,081)
Foreign Exchange USD/MXN,
Counterparty MSCO, September
Strike Price 20.01 MXN, Expires
9/27/21 ...................... 1 14,370,000 (316,054)
Foreign Exchange USD/MXN,
Counterparty MSCO, September
Strike Price 20.21 MXN, Expires
9/15/21 ...................... 1 858,000 (21,598)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
20.36 MXN, Expires 8/20/21 ....... 1 18,122,000 (489,919)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 20.94 MXN, Expires 8/30/21 .. 1 5,287,000 (227,148)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 21.43 MXN, Expires 8/11/21 .. 1 5,287,000 (306,831)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 5,448,000 (382,492)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 2,917,000 (204,796)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 2,917,000 (204,796)
(2,814,332)
Total Options Written (Premiums received $5,622,422) ...........................
$ (6,554,766)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Redemption price at maturity is adjusted for inflation.
b
Securities denominated in Argentine Peso have been designated as Level 3 investments. See Note 7 regarding fair value measurements.
c
The coupon rate shown represents the rate at period end.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $52,008,768, representing 6.6% of net assets.
e
A supranational organization is an entity formed by two or more central governments through international treaties.
f
The security was issued on a discount basis with no stated coupon rate.
g
See Note 6 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

At March 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Japanese Yen ...... JPHQ Buy 1,478,935,800 13,940,099 4/01/21 $ — $ (583,262)
Japanese Yen ...... JPHQ Sell 1,478,935,800 13,790,118 4/01/21 433,281 —
Brazilian Real ...... CITI Buy 24,323,787 4,358,008 4/05/21 — (36,852)
Brazilian Real ...... CITI Sell 24,323,787 4,396,130 4/05/21 74,974 —
Mexican Peso ...... GSCO Buy 145,844,000 6,977,514 4/05/21 157,536 —
Mexican Peso ...... GSCO Sell 145,844,000 6,465,290 4/05/21 — (669,761)
Mexican Peso ...... JPHQ Buy 18,641,000 904,872 4/05/21 7,092 —
Mexican Peso ...... JPHQ Sell 18,641,000 936,663 4/05/21 24,699 —
Euro ............. DBAB Sell 8,606,069 90,410,200 SEK 4/06/21 259,817 —
Swedish Krona ..... DBAB Sell 90,410,200 8,833,780 EUR 4/06/21 7,202 —
Japanese Yen ...... JPHQ Buy 746,258,942 7,276,965 4/07/21 — (537,087)
Japanese Yen ...... JPHQ Sell 746,258,942 6,868,172 4/07/21 128,295 —
Australian Dollar .... HSBK Sell 3,749,989 283,902,292 JPY 4/13/21 — (284,157)
Australian Dollar .... JPHQ Sell 8,255,994 626,379,626 JPY 4/13/21 — (613,507)
Euro ............. GSCO Sell 2,565,175 2,758,808 CHF 4/13/21 — (88,567)
Euro ............. HSBK Sell 252,375 297,856 4/13/21 1,873 —
Euro ............. UBSW Sell 1,631,533 1,756,892 CHF 4/13/21 — (54,000)
Japanese Yen ...... JPHQ Buy 111,138,827 1,083,742 4/13/21 — (79,930)
Japanese Yen ...... JPHQ Sell 111,138,827 1,022,925 4/13/21 19,113 —
Japanese Yen ...... JPHQ Sell 236,335,869 2,964,100 AUD 4/13/21 116,842 —
Mexican Peso ...... CITI Buy 148,754,100 7,274,039 4/13/21 — (2,922)
Mexican Peso ...... CITI Sell 148,754,100 7,052,586 4/13/21 — (218,531)
Swiss Franc ....... GSCO Sell 2,758,808 2,545,765 EUR 4/13/21 65,803 —
Swiss Franc ....... UBSW Sell 1,756,892 1,624,766 EUR 4/13/21 46,064 —
Chinese Yuan ...... HSBK Buy 48,053,530 7,395,809 4/14/21 — (81,773)
Chinese Yuan ...... HSBK Sell 48,053,530 7,306,188 4/14/21 — (7,848)
Euro ............. DBAB Sell 1,628,409 16,857,450 SEK 4/15/21 20,388 —
Euro ............. DBAB Sell 1,218,565 12,643,100 SEK 4/16/21 18,492 —
Euro ............. DBAB Sell 1,249,207 12,643,100 SEK 4/19/21 — (17,497)
Euro ............. JPHQ Sell 6,206,964 64,197,700 NOK 4/19/21 224,863 —
Australian Dollar .... MSCO Buy 1,322,000 992,399 4/21/21 11,779 —
Australian Dollar .... MSCO Sell 1,322,000 939,612 4/21/21 — (64,566)
Euro ............. UBSW Sell 513,907 611,948 4/23/21 9,117 —
Euro ............. JPHQ Sell 33,330 39,567 4/29/21 465 —
Euro ............. CITI Sell 10,419,412 1,278,784,849 JPY 4/30/21 — (672,206)
Mexican Peso ...... CITI Buy 212,962,900 10,180,942 4/30/21 209,535 —
Mexican Peso ...... CITI Sell 212,962,900 9,513,643 4/30/21 — (876,834)
Euro ............. HSBK Sell 7,086,603 10,993,872 CAD 5/03/21 433,518 —
Indian Rupee ...... JPHQ Buy 263,438,700 3,564,076 5/04/21 17,872 —
Australian Dollar .... CITI Sell 1,977,000 148,644,894 JPY 5/06/21 — (158,928)
Indian Rupee ...... CITI Buy 192,009,900 2,593,151 5/10/21 15,008 —
Indian Rupee ...... HSBK Buy 96,812,500 1,309,782 5/10/21 5,268 —
Mexican Peso ...... CITI Buy 176,341,000 8,524,654 5/13/21 66,311 —
Mexican Peso ...... CITI Sell 176,341,000 8,843,583 5/13/21 252,618 —
Australian Dollar .... MSCO Sell 4,907,000 3,810,972 5/14/21 83,375 —
Euro ............. DBAB Sell 19,395,065 195,678,681 SEK 5/17/21 — (350,085)
Euro ............. JPHQ Sell 14,417,777 145,630,000 SEK 5/17/21 — (241,041)
South Korean Won .. CITI Buy 5,173,000,000 4,714,041 5/17/21 — (126,878)
South Korean Won .. CITI Sell 5,173,000,000 4,637,590 5/17/21 50,427 —
Euro ............. JPHQ Sell 22,418,534 230,351,000 NOK 5/18/21 617,716 —
South Korean Won .. DBAB Buy 54,022,490,000 49,944,520 5/18/21 — (2,040,023)
South Korean Won .. DBAB Sell 54,022,490,000 48,695,232 5/18/21 790,735 —
South Korean Won .. SCNY Buy 53,046,000,000 48,683,921 5/18/21 — (1,645,327)
South Korean Won .. SCNY Sell 53,046,000,000 47,858,174 5/18/21 819,580 —

Templeton Global Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Chinese Yuan ...... JPHQ Buy 33,387,210 5,163,625 5/20/21 $ — $ (95,832)
Chinese Yuan ...... JPHQ Sell 33,387,210 5,061,736 5/20/21 — (6,057)
Euro ............. JPHQ Buy 21,585,814 26,213,479 5/20/21 — (877,778)
Euro ............. JPHQ Sell 16,417,155 25,310,000 CAD 5/20/21 870,746 —
Euro ............. JPHQ Sell 21,585,814 25,731,693 5/20/21 395,992 —
Mexican Peso ...... CITI Buy 73,474,600 3,487,762 5/20/21 88,830 —
Mexican Peso ...... CITI Sell 222,228,700 10,892,467 5/20/21 74,831 —
Euro ............. JPHQ Buy 7,536,400 9,130,272 5/24/21 — (283,855)
Euro ............. JPHQ Sell 9,643,779 11,461,390 5/24/21 141,278 —
Euro ............. MSCO Buy 3,330,000 3,936,183 5/27/21 — (27,082)
Euro ............. MSCO Sell 4,545,000 5,417,913 5/27/21 82,518 —
Swedish Krona ..... DBAB Buy 157,131,807 18,374,766 5/27/21 — (375,459)
Swedish Krona ..... DBAB Sell 157,131,807 18,861,777 5/27/21 862,471 —
Mexican Peso ...... CITI Sell 173,088,000 8,201,862 6/02/21 — (210,855)
Mexican Peso ...... MSCO Buy 18,000,000 853,000 6/02/21 21,867 —
Mexican Peso ...... MSCO Sell 90,354,100 4,512,516 6/02/21 120,971 —
Euro ............. HSBK Sell 4,550,000 5,483,287 6/04/21 141,064 —
Euro ............. SCNY Sell 1,325,806 1,598,644 6/08/21 41,860 —
Indian Rupee ...... CITI Buy 194,729,100 2,589,655 6/08/21 43,426 —
Euro ............. UBSW Sell 2,608,757 2,811,066 CHF 6/09/21 — (83,416)
Indian Rupee ...... CITI Buy 35,847,100 476,437 6/09/21 8,214 —
Swiss Franc ....... UBSW Sell 2,811,066 2,598,340 EUR 6/09/21 71,184 —
Chinese Yuan ...... BOFA Buy 87,762,900 13,353,770 6/11/21 — (54,784)
Chinese Yuan ...... CITI Buy 52,602,910 8,012,263 6/11/21 — (41,180)
Chinese Yuan ...... JPHQ Buy 52,063,300 7,932,140 6/11/21 — (42,826)
Chinese Yuan ...... JPHQ Sell 52,063,300 7,880,379 6/11/21 — (8,936)
Euro ............. DBAB Sell 3,277,176 33,714,869 SEK 6/11/21 14,197 —
Indian Rupee ...... HSBK Buy 97,083,330 1,310,839 6/11/21 1,368 —
Chinese Yuan ...... BOFA Buy 105,222,910 16,024,525 6/15/21 — (84,627)
Chinese Yuan ...... CITI Buy 83,060,460 12,653,361 6/15/21 — (70,786)
Chinese Yuan ...... JPHQ Buy 66,870,800 10,194,357 6/15/21 — (64,303)
Chinese Yuan ...... JPHQ Sell 66,870,800 10,118,601 6/15/21 — (11,452)
Euro ............. DBAB Sell 2,457,710 25,262,800 SEK 6/15/21 8,041 —
Euro ............. DBAB Sell 2,482,914 26,672,700 NOK 6/15/21 202,183 —
Japanese Yen ...... CITI Buy 969,237,672 9,345,653 6/15/21 — (586,568)
Japanese Yen ...... HSBK Buy 387,657,690 3,733,940 6/15/21 — (230,644)
Japanese Yen ...... JPHQ Buy 5,733,483,496 55,259,828 6/15/21 — (3,445,839)
Japanese Yen ...... JPHQ Sell 2,587,000,000 23,803,539 6/15/21 424,595 —
Australian Dollar .... HSBK Sell 2,520,000 213,260,040 JPY 6/16/21 12,728 —
Chinese Yuan ...... HSBK Buy 48,368,120 7,372,818 6/16/21 — (46,238)
Chinese Yuan ...... HSBK Sell 31,500,000 4,766,588 6/16/21 — (4,887)
Euro ............. DBAB Sell 3,833,499 40,777,700 NOK 6/16/21 264,871 —
Euro ............. DBAB Sell 8,374,174 85,425,497 SEK 6/16/21 — (47,493)
Mexican Peso ...... MSCO Sell 232,348,400 10,727,447 6/16/21 — (548,541)
Euro ............. DBAB Sell 3,364,988 35,735,000 NOK 6/18/21 225,421 —
Euro ............. JPHQ Sell 1,067,786 10,890,000 SEK 6/18/21 — (6,378)
Japanese Yen ...... HSBK Buy 336,807,120 3,254,175 6/18/21 — (210,323)
Euro ............. JPHQ Sell 4,546,358 46,035,000 NOK 6/22/21 41,558 —
Japanese Yen ...... BNDP Buy 842,027,965 8,172,054 6/22/21 — (562,010)
Australian Dollar .... CITI Sell 522,000 39,712,820 JPY 6/23/21 — (37,675)
Euro ............. HSBK Sell 7,080,147 920,865,190 JPY 6/25/21 6,121 —
Euro ............. CITI Sell 21,263,969 2,708,366,838 JPY 6/30/21 — (500,811)
Mexican Peso ...... CITI Sell 303,271,000 14,126,483 7/08/21 — (556,378)
Australian Dollar .... JPHQ Sell 2,520,803 191,797,791 JPY 7/13/21 — (181,499)
Chinese Yuan ...... CITI Buy 44,380,340 6,800,751 7/14/21 — (92,608)
Euro ............. CITI Sell 6,880,216 10,739,310 CAD 8/03/21 457,131 —
Euro ............. HSBK Sell 14,125,822 21,979,782 CAD 8/03/21 883,493 —

Templeton Global Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

See A bbreviations on page 20 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. JPHQ Sell 2,010,000 3,130,042 CAD 8/03/21 $ 127,690 $ —
Euro ............. JPHQ Sell 2,122,321 21,921,200 NOK 8/16/21 66,624 —
Indian Rupee ...... SCNY Buy 1,470,000,000 19,726,248 8/18/21 — (34,988)
South Korean Won .. CITI Buy 51,670,000,000 47,049,718 8/18/21 — (1,220,650)
Chinese Yuan ...... JPHQ Buy 150,960,000 23,289,827 8/19/21 — (535,293)
Mexican Peso ...... CITI Sell 166,125,000 7,676,969 8/23/21 — (322,235)
Euro ............. CITI Sell 3,539,153 454,147,600 JPY 8/24/21 — (55,527)
Japanese Yen ...... CITI Buy 1,332,280,000 12,645,579 8/24/21 — (596,394)
Indian Rupee ...... JPHQ Buy 264,184,500 3,512,204 9/07/21 17,387 —
Indian Rupee ...... CITI Buy 256,676,200 3,413,474 9/08/21 15,353 —
Indian Rupee ...... JPHQ Buy 106,826,200 1,429,457 9/08/21 — (2,412)
Japanese Yen ...... HSBK Buy 129,170,830 1,245,837 9/09/21 — (77,404)
Euro ............. DBAB Sell 2,457,711 25,292,300 SEK 9/15/21 7,989 —
Euro ............. DBAB Sell 2,482,909 26,731,500 NOK 9/15/21 202,805 —
Euro ............. DBAB Sell 2,073,343 21,071,804 SEK 9/16/21 — (23,677)
Euro ............. JPHQ Sell 6,333,820 64,197,700 NOK 9/16/21 50,367 —
Euro ............. JPHQ Sell 6,149,663 65,563,400 NOK 9/20/21 426,048 —
Norwegian Krone ... JPHQ Buy 21,921,200 2,521,417 9/20/21 40,999 —
Norwegian Krone ... JPHQ Sell 21,921,200 2,574,361 9/20/21 11,945 —
Japanese Yen ...... MSCO Buy 1,791,490,400 17,367,144 9/21/21 — (1,159,799)
Russian Ruble ..... MSCO Buy 146,000,000 1,927,240 9/22/21 — (38,073)
Euro ............. JPHQ Sell 3,304,612 33,750,000 NOK 9/29/21 54,949 —
Euro ............. JPHQ Sell 9,524,222 96,187,025 NOK 9/30/21 31,411 —
Euro ............. DBAB Sell 8,814,402 90,410,200 SEK 10/06/21 — (8,506)
Euro ............. HSBK Sell 7,080,070 893,186,201 JPY 10/25/21 — (255,549)
Total Forward Exchange Contracts ................................................... $11,550,184 $(23,179,209)
Net unrealized appreciation (depreciation) ............................................ $(11,629,025)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Global Income Fund

Notes to Statement of Investments (unaudited)
1. Organization
Templeton Global Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Derivative Financial Instruments
The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Templeton Global Income Fund
Notes to Statement of Investments (unaudited)

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties.
These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the
ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At March 31, 2021, the Fund received $435,868 in U.S Treasury Notes and Bonds as collateral for derivatives.
The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund purchased or wrote OTC option contracts primarily to manage and/or gain exposure to foreign exchange rate risk.
An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
4. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
At March 31, 2021, the Fund had 2.2% of its net assets denominated in Argentine Pesos, which has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in
Argentina could continue to affect the value of the Fund's holdings.
3. Derivative Financial Instruments
(continued)

Templeton Global Income Fund
Notes to Statement of Investments (unaudited)

5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
6. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2021, the Fund held investments in affiliated management investment companies as follows:
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $62,199,567 $255,403,351 $(206,971,344) $— $— $110,631,574 110,631,574 $775
Total Affiliated Securities .... $62,199,567 $255,403,351 $(206,971,344) $— $— $110,631,574 $775

Templeton Global Income Fund
Notes to Statement of Investments (unaudited)

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At March 31, 2021, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Income Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities :
Argentina ............................ $ — $ — $ 15,387,805 $ 15,387,805
China ............................... — 34,912,855 — 34,912,855
Colombia ............................ — 33,934,366 — 33,934,366
Ecuador ............................. — 7,156,615 — 7,156,615
Ghana .............................. — 30,197,700 — 30,197,700
India ................................ — 35,306,000 — 35,306,000
Indonesia ............................ — 92,408,041 — 92,408,041
Mexico .............................. — 77,467,917 — 77,467,917
Norway .............................. — 32,319,782 — 32,319,782
Oman ............................... — 9,962,317 — 9,962,317
Russia .............................. — 36,640,507 — 36,640,507
South Korea .......................... — 132,480,568 — 132,480,568
Sri Lanka ............................ — 2,570,054 — 2,570,054
Supranational ......................... — 9,522,470 — 9,522,470
Turkey .............................. — 12,864,796 — 12,864,796
U.S. Government and Agency Securities ....... — 66,169,416 — 66,169,416
Options purchased ....................... — 6,079,200 — 6,079,200
Short Term Investments ................... 110,631,574 73,653,566 823,928 185,109,068
Total Investments in Securities ........... $110,631,574 $693,646,170 $16,211,733 $820,489,477
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 11,550,184 $ — $ 11,550,184
Restricted Currency (ARS) ................. — — 176,761 176,761
Total Other Financial Instruments ......... $— $11,550,184 $176,761 $11,726,945
Receivables:
Interest (ARS) ........................... $— $— $566,540 $566,540
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 6,554,766 $ — $ 6,554,766
Forward exchange contracts ................ — 23,179,209 — 23,179,209
Total Other Financial Instruments ......... $— $29,733,975 $— $29,733,975
Payables:
Deferred Tax (ARS) ....................... $— $— $766 $766
7. Fair Value Measurements
(continued)

Templeton Global Income Fund
Notes to Statement of Investments (unaudited)

Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2021, are as follows:
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
a
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Global Income Fund
Assets:
Investments in Securities:
Foreign Government and
Agency Securities :
Argentina ......... $ 13,615,735 $ 1,186,884 $ — $ — $ — $ 291,644 $ — $ 293,542 $ 15,387,805 $ 293,542
Short Term Investments . 868,631 226,054 (238,305) — — 8,431 4,353 (45,236) 823,928 (35,929)
Total Investments in Securities . $14,484,366 $1,412,938 $(238,305) $— $— $300,075 $4,353 $248,306 $16,211,733 $257,613
Other Financial Instruments:
Restricted Currency (ARS)
$2,838 $1,861,685 $(1,685,144) $— $— $— $(2,860) $243 $176,761 $205
Receivables:
Interest (ARS) ......
$304,677 $1,607,656 $(1,347,116) $— $— $— $(1,088) $2,411 $566,540 $13,273
Liabilities:
Payables:
Deferred Tax (ARS) ....
$779 $— $— $— $— $— $— $(13) $766 $(13)
Investment Securities
Purchased (ARS) ....
$129,991 $— $(131,079) $— $— $— $1,088 $— $— $—
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Templeton Global Income Fund
Assets:
Investments in Securities:
Foreign Government and
Agency Securities:
Argentina
...........
$15,387,805 Market comparables Implied foreign
exchange rate
146.2 ARS/USD Decrease
b
Short Term Investments:
Argentina
...........
823,928 Market comparables Implied foreign
exchange rate
146.2 ARS/USD Decrease
c
All Other
............
743,301
d
Liabilities:
All Other
............
766
d
Total
..................
$16,954,268
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Represents a significant impact to fair value and net assets.
c
Represents a significant impact to fair value but not net assets.
7. Fair Value Measurements
(continued)

Templeton Global Income Fund
Notes to Statement of Investments (unaudited)

8. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
d
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing info rmation which is unobservable.
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SCNY
Standard Chartered Bank
UBSW
UBS AG
Selected Portfolio
BADLAR
Argentina Deposit Rates Badlar Private Banks
ARS
CER
Reference Stabilization Coefficient
FRN
Floating Rate Note
Currency
ARS
Argentine Peso
AUD
Australian Dollar
CAD
Canadian Dollar
CHF
Swiss Franc
CNY
Chinese Yuan
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
NOK
Norwegian Krone
RUB
Russian Ruble
SEK
Swedish Krona
TRY
Turkish Lira
USD
United States Dollar
7. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.